Leases (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Disclosure of carrying amount and related depreciation	The carrying amount included in property and equipment, net, and the related depreciation for the right-of-use
assets for the years ended December 31, 2024 and 2023 were as follows:

	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total
Year ended December 31, 2024
Carrying amount	163	24	4	191
Depreciation	39	14	1	54
Year ended December 31, 2023
Carrying amount	173	20	2	195
Depreciation	42	8	1	51

Disclosure of future aggregate undiscounted non-cancellable lease payments
The following table sets forth the Company’s future aggregate undiscounted non-cancellable
lease payments over the lease term as well as its discounted lease liabilities as reported in the consolidated statement of financial position as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Within 1 year	72	67
Between 1 and 2 years	60	59
Between 2 and 3 years	45	47
Between 3 and 4 years	30	36
Between 4 and 5 years	24	24
Later than 5 years	73	91
Total undiscounted cash flows	304	324
Lease liabilities included in the consolidated statement of financial position
Current	58	56
Non-current	198	209